_________________________________ Invesco Advisers, Inc. PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

April 11, 2014

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Invesco Management Trust
CIK 0001605283

Ladies and Gentlemen:

On behalf of Invesco Management Trust (the "Trust"), attached herewith for filing under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is the electronic version of the Trust’s Initial Registration Statement on Form N-1A (the "Registration Statement"), including Prospectus, Statement of Additional Information and certain exhibits relating to the proposed initial public offering of its securities.

The initial series being registered by this filing is designated as Invesco Conservative Income Fund (the “Fund”).  The investment objective of the Fund is to provide capital preservation and current income while maintaining liquidity.

Please send copies of all correspondence with respect to the Registration Statement to the undersigned, or contact me at (713) 214-1968.

Very truly yours,

/s/ Stephen Rimes

Stephen Rimes
Counsel